STOCK-BASED COMPENSATION - Schedule Of Stock based Compensation Expense Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2,362,340	$ 441,367
Cost of revenues
Stock-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	988,003	9,228
Research and development
Stock-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	143,439	11,925
Sales and marketing
Stock-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	46,299	80,038
General and administrative
Stock-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,184,599	$ 340,176